UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Total Return Realty Fund, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCK—REAL ESTATE 79.0%
DIVERSIFIED 5.7%
American Assets Trust	69,052	$1,574,386
Select Income REIT(a)	24,499	553,187
Vornado Realty Trust	60,812	5,120,370
		7,247,943
HEALTH CARE 7.2%
HCP	96,585	3,811,244
Healthcare Realty Trust	14,900	327,800
Senior Housing Properties Trust	72,048	1,588,659
Ventas	60,003	3,426,171
		9,153,874
HOTEL 5.6%
Hersha Hospitality Trust	162,319	886,262
Host Hotels & Resorts	134,011	2,200,461
Hyatt Hotels Corp., Class A(a)	43,418	1,854,817
Pebblebrook Hotel Trust	27,526	621,537
RLJ Lodging Trust	35,148	654,807
Starwood Hotels & Resorts Worldwide	15,232	859,237
		7,077,121
INDUSTRIAL 4.5%
First Industrial Realty Trust(a)	51,505	636,087
Prologis	139,853	5,037,505
		5,673,592

	Number of Shares	Value

OFFICE 10.8%
Alexandria Real Estate Equities	21,686	$1,585,897
BioMed Realty Trust	7,446	141,325
Boston Properties	32,870	3,451,021
Brookfield Office Properties (Canada)	55,103	961,547
Douglas Emmett	28,748	655,742
Hudson Pacific Properties	80,588	1,219,297
Kilroy Realty Corp.	34,438	1,605,155
Liberty Property Trust	18,362	655,891
Mack-Cali Realty Corp.	21,500	619,630
SL Green Realty Corp.	36,686	2,844,999
		13,740,504
OFFICE/INDUSTRIAL 0.0%
PS Business Parks	700	45,878

RESIDENTIAL 16.6%
APARTMENT 15.8%
American Campus Communities	14,500	648,440
Apartment Investment & Management Co.	105,928	2,797,559
Associated Estates Realty Corp.	38,018	621,214
AvalonBay Communities	20,578	2,908,700
BRE Properties	9,440	477,192
Education Realty Trust	145,768	1,580,125
Equity Residential	104,741	6,558,881
Essex Property Trust	9,836	1,490,252
Mid-America Apartment Communities	14,654	982,258
Post Properties	5,004	234,488
UDR	65,730	1,755,648
		20,054,757
MANUFACTURED HOME 0.8%
Equity Lifestyle Properties	13,406	934,935
TOTAL RESIDENTIAL		20,989,692

	Number of Shares	Value

SELF STORAGE 5.2%
CubeSmart	162,321	$1,931,620
Extra Space Storage	18,268	525,935
Public Storage	23,176	3,202,228
Sovran Self Storage	19,300	961,719
		6,621,502
SHOPPING CENTER 20.8%
COMMUNITY CENTER 6.6%
Acadia Realty Trust	43,598	982,699
Federal Realty Investment Trust	26,284	2,544,028
Kimco Realty Corp.	49,464	952,677
Ramco-Gershenson Properties Trust	54,271	663,192
Regency Centers Corp.	51,138	2,274,618
Tanger Factory Outlet Centers	32,000	951,360
		8,368,574
REGIONAL MALL 14.2%
General Growth Properties	185,835	3,157,336
Simon Property Group	85,157	12,405,672
Taubman Centers	33,561	2,448,275
		18,011,283
TOTAL SHOPPING CENTER		26,379,857

SPECIALTY 2.6%
Digital Realty Trust	25,500	1,886,235
DuPont Fabros Technology	57,933	1,416,462
		3,302,697
TOTAL COMMON STOCK (Identified cost—$70,376,975)		100,232,660

PREFERRED SECURITIES—$25 PAR VALUE 16.1%
BANK—FOREIGN 0.3%
National Westminster Bank PLC, 7.76%, Series C	13,358	311,776

	Number of Shares	Value

INSURANCE 0.6%
MULTI—LINE—FOREIGN 0.3%
ING Groep N.V., 7.375%	15,000	$358,200

REINSURANCE—FOREIGN 0.3%
Axis Capital Holdings Ltd., 6.875%, Series C	15,700	408,200
TOTAL INSURANCE		766,400

REAL ESTATE 15.2%
DIVERSIFIED 4.0%
Capital Lease Funding, 8.125%, Series A	20,000	495,100
Colony Financial, 8.50%, Series A	20,000	500,000
Cousins Properties, 7.75%, Series A	26,725	668,659
DuPont Fabros Technology, 7.875%, Series A	20,000	517,600
DuPont Fabros Technology, 7.625%, Series B	20,000	509,000
Forest City Enterprises, 7.375%, Class A	38,000	939,740
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)	24,900	1,077,921
Lexington Realty Trust, 7.55%, Series D	16,500	405,075
		5,113,095
HOTEL 3.4%
Ashford Hospitality Trust, 9.00%, Series E	30,000	762,000
Hersha Hospitality Trust, 8.00%, Series B	25,000	618,250
Hospitality Properties Trust, 7.00%, Series C	16,000	401,920
Hospitality Properties Trust, 7.125%, Series D	10,000	251,700
Pebblebrook Hotel Trust, 7.875%, Series A	35,000	906,500
Strategic Hotels & Resorts, 8.25%, Series B	20,000	606,800
Sunstone Hotel Investors, 8.00%, Series A	8,225	201,924
Sunstone Hotel Investors, 8.00%, Series D	25,000	616,500
		4,365,594

	Number of Shares	Value

INDUSTRIAL 0.8%
First Potomac Realty Trust, 7.75%, Series A	15,000	$375,150
Prologis, 6.75%, Series R	25,000	630,000
		1,005,150
OFFICE 0.2%
Hudson Pacific Properties, 8.375%, Series B	8,500	224,443

OFFICE/INDUSTRIAL 0.6%
PS Business Parks, 6.70%, Series P	30,538	765,740

RESIDENTIAL 2.3%
APARTMENT 1.7%
Alexandria Real Estate Equities, 7.00%, Series D	25,000	664,500
Apartment Investment & Management Co., 7.75%, Series U	60,000	1,506,000
		2,170,500
MANUFACTURED HOME 0.6%
Equity Lifestyle Properties, 8.034%, Series A	28,000	712,600
TOTAL RESIDENTIAL		2,883,100

SHOPPING CENTER 3.5%
COMMUNITY CENTER 2.2%
Cedar Shopping Centers, 8.875%, Series A	25,000	627,250
DDR Corp., 7.375%, Series H	19,900	498,993
Kite Realty Group Trust, 8.25%, Series A	10,000	251,100
Ramco-Gershenson Properties Trust, 7.25%, Series D ($50 Par Value)(Convertible)	15,000	737,250
Saul Centers, 8.00%, Series A	8,700	227,505
Urstadt Biddle Properties, 8.50%, Series C ($100 Par Value)(b)	4,000	421,460
		2,763,558

	Number of Shares	Value

REGIONAL MALL 1.3%
CBL & Associates Properties, 7.75%, Series C	16,000	$403,680
CBL & Associates Properties, 7.375%, Series D	49,998	1,249,950
		1,653,630
TOTAL SHOPPING CENTER		4,417,188

SPECIALTY 0.4%
Entertainment Properties Trust, 9.00%, Series E	20,000	557,000
TOTAL REAL ESTATE		19,331,310
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$18,434,247)		20,409,486

PREFERRED SECURITIES—CAPITAL SECURITIES 0.9%
BANK 0.5%
Farm Credit Bank of Texas, 10.00%, due 12/15/20, ($1,000 Par Value) Series I	500	593,281

INSURANCE—MULTI—LINE 0.4%
American International Group, 8.175%, due 5/15/58, (FRN)	500,000	531,750

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,031,222)		1,125,031

	Principal Amount

CORPORATE BONDS 2.3%
INSURANCE—PROPERTY CASUALTY 0.4%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c)	$500,000	463,551

INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
CenturyLink, 7.65% , due 3/15/42	750,000	706,691

REAL ESTATE 1.3%
OFFICE 0.4%
BR Properties SA, 9.00%, due 10/29/49, 144A (Brazil)(c)	500,000	528,125

		Principal Amount	Value

SHOPPING CENTER 0.9%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A (Brazil)(b),(c)		$500,000	$537,250
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A(b),(c)		620,000	642,542
			1,179,792
TOTAL REAL ESTATE			1,707,917
TOTAL CORPORATE BONDS (Identified cost—$2,829,289)			2,878,159

		Number of Shares
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		400,000	400,000
Federated Government Obligations Fund, 0.01%(d)		400,000	400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$800,000)			800,000

			Value
TOTAL INVESTMENTS (Identified cost—$93,471,733)	98.9%		$125,445,336

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1		1,357,640

NET ASSETS (Equivalent to $13.32 per share based on 9,523,277 shares of common stock outstanding)	100.0%		$126,802,976

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Illiquid security. Aggregate holdings equal 1.3% of net assets of the Fund.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.7% of net assets of the Fund, of which 0.9% are illiquid.

(d) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by Cohen & Steers Capital Management, Inc. (the advisor), pursuant to delegation by the Board of Directors, to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the advisor has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$100,232,660	$100,232,660	$—	$—
Preferred Securities - $25 Par Value	20,409,486	20,409,486	—	—
Preferred Securities - Capital Securities	1,125,031	—	1,125,031	—
Corporate Bonds-Real Estate-Shopping Center	1,179,792	—	537,250	642,542	(a)
Corporate Bonds-Other	1,698,367	—	1,698,367	—
Money Market Funds	800,000	—	800,000	—
Total Investments	$125,445,336	$120,642,146	$4,160,648	$642,542

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(a) Valued utilizing an independent broker quote.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. Such items include investments for which the determination of fair value is based on prices from prior transactions, reputable dealers or third party pricing services without applying any adjustment.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2011	$621,550
Change in unrealized appreciation	20,992
Balance as of March 31, 2012	$642,542

The change in unrealized appreciation attributable to securities owned on March 31, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $20,992.

Note 2. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$93,471,733
Gross unrealized appreciation	$32,054,163
Gross unrealized depreciation	(80,560)
Net unrealized appreciation	$31,973,603

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 25, 2012